NOTES PAYABLE (Additional Information for Notes Payable) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Restricted cash	$ 145,413,726	$ 118,130,253
Short-term Debt [Member]
Short-term Debt [Line Items]
Maximum balance outstanding during the year	309,304,826	204,880,916
Interest expense	$ 4,701,767	$ 3,342,011
Weighted average interest rate	0.69%	1.29%
Short-term Debt [Member] | Minimum [Member]
Short-term Debt [Line Items]
Finance charge per contract	0.05%	0.05%
Percentage of restricted cash backing notes payable	10.00%
Short-term Debt [Member] | Maximum [Member]
Short-term Debt [Line Items]
Finance charge per contract	0.15%	0.50%
Percentage of restricted cash backing notes payable	100.00%